Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term borrowings	$ 14,139	$ 16,651	$ 13,963
Short-term borrowings, interest rate, at year end	1.92%	1.31%	0.43%
Short-term borrowings, average for the year	$ 21,790	$ 15,022	$ 19,906
Short-term borrowings, interest rate, average for the year	1.78%	1.00%	0.48%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 458	$ 252	$ 447
Short-term borrowings, interest rate, at year end	2.05%	0.77%	0.30%
Short-term borrowings, average for the year	$ 1,070	$ 528	$ 1,015
Short-term borrowings, interest rate, average for the year	1.70%	0.86%	0.30%
Short-term borrowings, maximum month end balance	$ 4,532	$ 600	$ 2,487
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 2,582	$ 803	$ 801
Short-term borrowings, interest rate, at year end	2.20%	0.61%	0.12%
Short-term borrowings, average for the year	$ 2,279	$ 917	$ 891
Short-term borrowings, interest rate, average for the year	1.87%	0.44%	0.18%
Short-term borrowings, maximum month end balance	$ 3,225	$ 927	$ 1,177
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 6,940	$ 8,303	$ 10,010
Short-term borrowings, interest rate, at year end	1.35%	0.68%	0.30%
Short-term borrowings, average for the year	$ 6,929	$ 8,236	$ 14,827
Short-term borrowings, interest rate, average for the year	0.94%	0.49%	0.26%
Short-term borrowings, maximum month end balance	$ 7,846	$ 9,950	$ 21,441
Other Short-Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 4,159	$ 7,293	$ 2,705
Short-term borrowings, interest rate, at year end	2.68%	2.13%	1.00%
Short-term borrowings, average for the year	$ 11,512	$ 5,341	$ 3,173
Short-term borrowings, interest rate, average for the year	2.27%	1.90%	1.67%
Short-term borrowings, maximum month end balance	$ 16,588	$ 7,293	$ 6,771